SHORT-TERM INVESTMENTS (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
SHORT-TERM INVESTMENTS
Annual interest rate (as a percent)	1.10%
Minimum
SHORT-TERM INVESTMENTS
Annual interest rate (as a percent)		1.10%
Maximum
SHORT-TERM INVESTMENTS
Annual interest rate (as a percent)		1.20%